UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: P.O. Box 64197, Trust Department
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Vice President & Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     April 21, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-Name Change                Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     73

Form13F Information Table Value Total:     $203,883 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2422    28265 SH       OTHER                    7820    20445        0
ABBOTT LABS                    COM              002824100     3126    67045 SH       OTHER                   21365    45680        0
ADOBE SYS INC                  COM              00724F101     4086    60825 SH       OTHER                   15810    45015        0
AETNA INC NEW                  COM              00817Y108     2091    27900 SH       OTHER                    5600    22300        0
AIR PRODS & CHEMS INC          COM              009158106     2138    33775 SH       OTHER                    8005    25770        0
ALCOA INC                      COM              013817101      698    22980 SH       OTHER                    8555    14425        0
ALLSTATE CORP                  COM              020002101     3763    69610 SH       OTHER                   18535    51075        0
AMGEN INC                      COM              031162100     1800    30925 SH       OTHER                   10450    20475        0
ANADARKO PETE CORP             COM              032511107     2717    35700 SH       OTHER                   10245    25455        0
APPLE COMPUTER INC             COM              037833100      380     9125 SH       OTHER                    2575     6550        0
BANK OF AMERICA CORPORATION    COM              060505104     5886   133466 SH       OTHER                   25838   107628        0
BB&T CORP                      COM              054937107      970    24831 SH       OTHER                   24831        0        0
BEST BUY INC                   COM              086516101     3497    64755 SH       OTHER                   17760    46995        0
CHEVRONTEXACO CORP             COM              166764100     2182    37420 SH       OTHER                   11932    25488        0
CISCO SYS INC                  COM              17275R102     2654   148355 SH       OTHER                   48015   100340        0
CITIGROUP INC                  COM              172967101     4018    89402 SH       OTHER                   31929    57473        0
COCA COLA CO                   COM              191216100      354     8500 SH       OTHER                    7700      800        0
COLGATE PALMOLIVE CO           COM              194162103      880    16860 SH       OTHER                    6475    10385        0
COMCAST CORP NEW               CL A SPL         20030N200     3679   110004 SH       OTHER                   36750    73254        0
CONOCOPHILLIPS                 COM              20825C104     3754    34810 SH       OTHER                    9680    25130        0
DEERE & CO                     COM              244199105     5456    81270 SH       OTHER                   27255    54015        0
DELL INC                       COM              24702R101     4549   118395 SH       OTHER                   35075    83320        0
DOVER CORP                     COM              260003108      290     7686 SH       OTHER                    7686        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      741    14461 SH       OTHER                    3920    10541        0
E M C CORP MASS                COM              268648102      992    80484 SH       OTHER                   32505    47979        0
EBAY INC                       COM              278642103     2347    62985 SH       OTHER                   18680    44305        0
EXELON CORP                    COM              30161N101     4829   105226 SH       OTHER                   59214    46012        0
EXXON MOBIL CORP               COM              30231G102     5856    98257 SH       OTHER                   52308    45949        0
FEDEX CORP                     COM              31428X106      200     2134 SH       SOLE                     2134        0        0
GENERAL ELEC CO                COM              369604103     6274   173982 SH       OTHER                   68745   105237        0
GILLETTE CO                    COM              375766102     1884    37315 SH       OTHER                    9125    28190        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     3697    80500 SH       OTHER                   21835    58665        0
GOLDMAN SACHS GROUP INC        COM              38141G104     2655    24135 SH       OTHER                    5875    18260        0
HARLEYSVILLE NATL CORP PA      COM              412850109     3848   181082 SH       OTHER                   67109   113973        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      346    18455 SH       OTHER                    7687    10768        0
ILLINOIS TOOL WKS INC          COM              452308109     3422    38224 SH       OTHER                   11340    26884        0
INTEL CORP                     COM              458140100     3821   164490 SH       OTHER                   57915   106575        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1458    15954 SH       OTHER                    5625    10329        0
JOHNSON & JOHNSON              COM              478160104     4684    69741 SH       OTHER                   22935    46806        0
JOHNSON CTLS INC               COM              478366107     1905    34165 SH       OTHER                   16145    18020        0
KNBT BANCORP INC               COM              482921103      215    14045 SH       SOLE                    14045        0        0
MBNA CORP                      COM              55262L100     4185   170450 SH       OTHER                   55555   114895        0
MCGRAW HILL COS INC            COM              580645109     4659    53395 SH       OTHER                   15730    37665        0
MEDTRONIC INC                  COM              585055106     2565    50335 SH       OTHER                   16025    34310        0
MELLON FINL CORP               COM              58551A108      214     7494 SH       OTHER                    4224     3270        0
MERCK & CO INC                 COM              589331107      726    22422 SH       OTHER                    8674    13748        0
MERCURY INTERACTIVE CORP       COM              589405109     1701    35895 SH       OTHER                   11620    24275        0
MICROSOFT CORP                 COM              594918104     1598    66131 SH       OTHER                   28425    37706        0
MORGAN STANLEY                 COM NEW          617446448      854    14912 SH       OTHER                    7060     7852        0
NATIONAL PENN BANCSHARES INC   COM              637138108      369    15020 SH       SOLE                    15020        0        0
NIKE INC                       CL B             654106103     1471    17660 SH       OTHER                    3520    14140        0
NORFOLK SOUTHERN CORP          COM              655844108      333     9000 SH       SOLE                     9000        0        0
PARKER HANNIFIN CORP           COM              701094104      219     3600 SH       SOLE                     3600        0        0
PEPSICO INC                    COM              713448108     3453    65107 SH       OTHER                   19665    45442        0
PFIZER INC                     COM              717081103     2630   100100 SH       OTHER                   35950    64150        0
PNC FINL SVCS GROUP INC        COM              693475105      666    12944 SH       OTHER                    8342     4602        0
PPL CORP                       COM              69351T106     5551   102820 SH       OTHER                   67664    35156        0
PROCTER & GAMBLE CO            COM              742718109     3836    72380 SH       OTHER                   21180    51200        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1436    26396 SH       OTHER                   26096      300        0
QUALCOMM INC                   COM              747525103     2376    64859 SH       OTHER                   16784    48075        0
ROYAL BANCSHARES PA INC        CL A             780081105      270    11897 SH       SOLE                    11897        0        0
SBC COMMUNICATIONS INC         COM              78387G103     1084    45751 SH       OTHER                   10546    35205        0
STRYKER CORP                   COM              863667101      357     8000 SH       OTHER                    1265     6735        0
SYSCO CORP                     COM              871829107     2265    63270 SH       OTHER                   17845    45425        0
TEXAS INSTRS INC               COM              882508104     1003    39336 SH       OTHER                   10970    28366        0
UNITED TECHNOLOGIES CORP       COM              913017109     2562    25200 SH       OTHER                    5505    19695        0
UNIVEST CORP PA                COM              915271100    27797   698250 SH       OTHER                  139265   558985        0
VALERO ENERGY CORP NEW         COM              91913Y100     1353    18470 SH       OTHER                    4515    13955        0
VERIZON COMMUNICATIONS         COM              92343V104     3988   112325 SH       OTHER                   36720    75605        0
WACHOVIA CORP 2ND NEW          COM              929903102     6220   122186 SH       OTHER                   24545    97641        0
WAL MART STORES INC            COM              931142103     2413    48150 SH       OTHER                   18530    29620        0
WALGREEN CO                    COM              931422109      711    16010 SH       OTHER                    6750     9260        0
WELLS FARGO & CO NEW           COM              949746101     4454    74480 SH       OTHER                   21720    52760        0